YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 100.7%	Shares	Value
Consumer Discretionary Products - 3.7%
Tesla, Inc.(a)(b)	9,099	$3,472,451

Financial Services - 7.0%
Cipher Digital, Inc.(a)(b)	146,467	2,598,325
Hut 8 Corp.(a)(b)	51,152	3,876,298
		6,474,623

Media - 11.5%
Alphabet, Inc. - Class A(b)	16,559	6,371,903
Meta Platforms, Inc. - Class A(b)	7,015	4,292,549
		10,664,452

Retail & Wholesale - Discretionary - 4.9%
Amazon.com, Inc.(a)(b)	17,190	4,556,381

Software & Tech Services - 27.3%(c)
C3.Ai, Inc. - Class A(a)(b)	347,023	3,064,213
Coreweave, Inc. - Class A(a)(b)	28,183	3,145,223
International Business Machines Corp.(b)	11,928	2,755,129
Microsoft Corp.(b)	9,995	4,075,761
Oracle Corp.(b)	17,294	2,791,079
Palantir Technologies, Inc. - Class A(a)(b)	29,382	4,087,330
Salesforce, Inc.(b)	8,778	1,549,580
ServiceNow, Inc.(a)(b)	11,992	1,059,014
Snowflake, Inc. - Class A(a)(b)	21,235	2,897,941
		25,425,270

Tech Hardware & Semiconductors - 46.3%(c)
Advanced Micro Devices, Inc.(a)(b)	18,347	6,503,828
Apple, Inc.(b)	14,796	4,014,895
Arista Networks, Inc.(a)(b)	20,538	3,547,118
Broadcom, Inc.(b)	10,799	4,507,827
Intel Corp.(a)(b)	44,633	4,216,926
Marvell Technology, Inc.(b)	31,721	5,238,723
NVIDIA Corp.(b)	31,577	6,301,822
QUALCOMM, Inc.(b)	19,523	3,505,940
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	13,055	5,170,563
		43,007,642

TOTAL COMMON STOCKS (Cost $83,649,728)		93,600,819

PURCHASED OPTIONS - 1.9%(a)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 1.9%
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $365.00	$6,487,167	183	$24,888
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $357.50	6,272,240	163	455,992
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $397.50	76,960	2	592
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $267.50	4,532,526	171	67,118
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $282.50	3,988,845	147	22,344
Arista Networks, Inc., Expiration: 5/1/2026; Exercise Price: $172.50	3,540,555	205	45,100
Broadcom, Inc., Expiration: 5/8/2026; Exercise Price: $425.00	4,466,501	107	80,517
C3.Ai, Inc., Expiration: 5/8/2026; Exercise Price: $9.50	3,064,010	3,470	48,580
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $20.00	2,566,978	1,447	4,341
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $19.50	30,158	17	1,283
Coreweave, Inc., Expiration: 5/1/2026; Exercise Price: $123.00	3,135,960	281	2,108
Hut 8 Corp., Expiration: 5/8/2026; Exercise Price: $81.00	3,872,358	511	156,366
Intel Corp., Expiration: 5/1/2026; Exercise Price: $88.00	4,109,880	435	293,625
Intel Corp., Expiration: 5/8/2026; Exercise Price: $103.00	103,928	11	2,029
International Business Machines Corp., Expiration: 5/1/2026; Exercise Price: $242.50	2,748,662	119	535
Marvell Technology, Inc., Expiration: 5/1/2026; Exercise Price: $175.00	5,235,255	317	9,669
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $637.50	4,283,370	70	32,375
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $427.50	4,037,022	99	19,107
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $210.00	6,286,455	315	40,005
Oracle Corp., Expiration: 5/8/2026; Exercise Price: $177.50	2,775,908	172	14,190
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $155.00	4,075,923	293	59,186
QUALCOMM, Inc., Expiration: 5/1/2026; Exercise Price: $160.00	3,447,936	192	381,600
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $192.50	53,874	3	575
Salesforce, Inc., Expiration: 5/1/2026; Exercise Price: $187.50	1,535,811	87	740
ServiceNow, Inc., Expiration: 5/1/2026; Exercise Price: $92.00	1,050,889	119	2,380
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $148.00	1,951,521	143	3,361
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $148.00	941,643	69	10,764
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $415.00	5,148,780	130	1,300
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $400.00	3,434,670	90	2,205
Total Call Options			1,782,875

TOTAL PURCHASED OPTIONS (Cost $1,224,006)			1,782,875

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		209,786	209,786

TOTAL SHORT-TERM INVESTMENTS (Cost $209,786)			209,786

TOTAL INVESTMENTS - 102.8% (Cost $85,083,520)			$95,593,480
Liabilities in Excess of Other Assets - (2.8)%			(2,575,110)
TOTAL NET ASSETS - 100.0%			$93,018,370

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $92,829,620.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (3.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.0)%
Advanced Micro Devices, Inc., Expiration: 5/1/2026; Exercise Price: $355.00	$(6,487,167)	(183)	$(81,435)
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $350.00	(6,272,240)	(163)	(566,832)
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $387.50	(76,960)	(2)	(1,265)
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $260.00	(4,532,526)	(171)	(137,227)
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $275.00	(3,988,845)	(147)	(53,287)
Arista Networks, Inc., Expiration: 5/1/2026; Exercise Price: $170.00	(3,540,555)	(205)	(79,950)
Broadcom, Inc., Expiration: 5/8/2026; Exercise Price: $415.00	(4,466,501)	(107)	(133,215)
C3.Ai, Inc., Expiration: 5/8/2026; Exercise Price: $9.00	(3,064,010)	(3,470)	(114,510)
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $19.50	(2,566,978)	(1,447)	(5,788)
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $19.00	(30,158)	(17)	(1,581)
Coreweave, Inc., Expiration: 5/1/2026; Exercise Price: $118.00	(3,135,960)	(281)	(9,413)
Hut 8 Corp., Expiration: 5/8/2026; Exercise Price: $79.00	(3,872,358)	(511)	(191,625)
Intel Corp., Expiration: 5/1/2026; Exercise Price: $85.00	(4,109,880)	(435)	(417,600)
Intel Corp., Expiration: 5/8/2026; Exercise Price: $100.00	(103,928)	(11)	(2,783)
International Business Machines Corp., Expiration: 5/1/2026; Exercise Price: $235.00	(2,748,662)	(119)	(6,069)
Marvell Technology, Inc., Expiration: 5/1/2026; Exercise Price: $170.00	(5,235,255)	(317)	(30,908)
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $617.50	(4,283,370)	(70)	(78,750)
Microsoft Corp., Expiration: 5/8/2026; Exercise Price: $412.50	(4,037,022)	(99)	(55,935)
NVIDIA Corp., Expiration: 5/8/2026; Exercise Price: $205.00	(6,286,455)	(315)	(77,648)
Oracle Corp., Expiration: 5/8/2026; Exercise Price: $170.00	(2,775,908)	(172)	(34,142)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $150.00	(4,075,923)	(293)	(90,098)
QUALCOMM, Inc., Expiration: 5/1/2026; Exercise Price: $152.50	(3,447,936)	(192)	(527,520)
QUALCOMM, Inc., Expiration: 5/8/2026; Exercise Price: $185.00	(53,874)	(3)	(1,095)
Salesforce, Inc., Expiration: 5/1/2026; Exercise Price: $180.00	(1,535,811)	(87)	(7,178)
ServiceNow, Inc., Expiration: 5/1/2026; Exercise Price: $89.00	(1,050,889)	(119)	(11,007)
Snowflake, Inc., Expiration: 5/1/2026; Exercise Price: $143.00	(1,951,521)	(143)	(3,289)
Snowflake, Inc., Expiration: 5/8/2026; Exercise Price: $143.00	(941,643)	(69)	(19,010)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026; Exercise Price: $405.00	(5,148,780)	(130)	(10,660)
Tesla, Inc., Expiration: 5/1/2026; Exercise Price: $387.50	(3,434,670)	(90)	(14,040)
Total Call Options			(2,763,860)

TOTAL WRITTEN OPTIONS (Premiums received $1,973,031)			$(2,763,860)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.